Commitments And Contingent Liabilities	4 Months Ended
Sep. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingent Liabilities
7. COMMITMENTS AND CONTINGENT LIABILITIES
In the normal course of business, the Trust, on behalf of the Fund, may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.